Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 136,581	R$ 102,569
Cash and bank deposits	30,108	21,679
Financial instruments at fair value through profit or loss	106,473	80,890
Financial instruments at fair value through profit or loss	1,243,764	1,372,926
Accounts receivable	57,675	44,316
Sub-leases receivable	1,500	0
Taxes recoverable	1,555	3,199
Other assets	16,481	4,193
Total current assets	1,457,556	1,527,203
Non-current assets
Financial instruments at fair value through profit or loss	5,985	8,593
Accounts receivable	17,298	19,368
Sub-leases receivable	1,343	0
Taxes recoverable	3,141	80
Deferred taxes	9,241	4,970
Other assets	1,065	2,011
Total noncurrent asset other than capital assets	38,073	35,022
Property and equipment	11,951	14,294
Right of use - Leases	70,136	69,329
Intangible assets	189,238	1,157
Total non-current assets	309,398	119,802
Total assets	1,766,954	1,647,005
Current liabilities
Trade payables	1,247	831
Leases	24,147	22,304
Accounts payable	7,328	10,677
Labor and social security obligations	87,732	106,299
Loans and obligations	13,168	0
Taxes and contributions payable	22,291	23,762
Total current liabilities	155,913	163,873
Non-current liabilities
Leases	62,064	63,240
Labor and social security obligations	2,968	0
Loans and obligations	162,122	0
Deferred taxes	8,340	5,016
Total non-current liabilities	235,494	68,256
Total liabilities	391,407	232,129
Equity
Share capital	15	15
Additional Paid in Capital	1,382,038	1,382,038
Treasury shares	(114,978)	(52,585)
Retained earnings	81,310	70,183
Other reserves	24,149	15,182
Equity attributable to owners of parent	1,372,534	1,414,833
Non-controlling interests in the equity of subsidiaries	3,013	43
Total equity	1,375,547	1,414,876
Total liabilities and equity	R$ 1,766,954	R$ 1,647,005